Offerings - Offering: 1	Jun. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	69,417,541
Proposed Maximum Offering Price per Unit	4.23
Maximum Aggregate Offering Price	$ 293,636,198.43
Fee Rate	0.01381%
Amount of Registration Fee	$ 40,551.16
Offering Note	(1) Consists of the maximum amount of common shares, no par value per share (the "Common Shares"), of Lithium Americas Corp. (the "Company") issuable upon the exercise of warrants to purchase Common Shares issued to the United States Department of Energy (the "DOE") and the exercise of warrants to purchase non-voting units of Lithium Nevada Ventures LLC ("Lithium Nevada") issued to the DOE, which may be exchanged for warrants to purchase Common Shares pursuant to a Put, Call and Exchange Agreement by and among the Company, Lithium Nevada, the DOE and the other parties thereto. (2) Pursuant to Rule 457(c) under the Securities Act of 1933, as amended, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $4.23, which is the average of the high and low prices of the registrant's Common Shares on June 23, 2026 on the New York Stock Exchange.